Right-of-use assets and lease liabilities - Operating Leases (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
July 1 to December 31, 2023	$ 12,970
2024	25,958
2025	15,332
2026	4,992
Minimum net lease payments	59,252
Less: present value discount	(8,815)
Total obligations under operating leases and financial liability (current and non-current portion)	$ 50,437